COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 6	-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commitments:

The Company and its subsidiaries entered into premises lease agreements that will expire between 2017 to 2018.

Future minimum lease commitments of the Company and its subsidiaries under the above leases, at exchange rates in effect on December 31, 2014, are as follows:

U.S. dollars in thousands
Years ending December 31:
2015	$554
2016	593
2017	584
2018	275
$2,006

Rental expense totaled $603 thousand, $581 thousand and $571 thousand in the years ended December 31, 2014, 2013 and 2012, respectively.

b.	Contingent liabilities:

The Company has provided bank guarantees relating to future performance on certain contracts. As of December 31, 2014, contingent liabilities on outstanding bank guarantees aggregated to an amount of approximately $65 thousand. These amounts are secured by bank deposits.